Segment Reporting	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Segment Reporting
2.	Segment Reporting

The Company has four primary lines of business: offshore logistics (shuttle tankers, the HiLoad DP unit, FSO units, UMS and long-distance towing and offshore installation vessels), offshore production (FPSO units), liquefied gas carriers (LNG and LPG carriers) and conventional tankers. The Company manages these businesses for the benefit of all stakeholders. The Company allocates capital and assesses performance both from the separate perspectives of our publicly-traded subsidiaries Teekay Offshore, Teekay LNG, Teekay Tankers (together, the Daughter Companies) and Teekay and its remaining subsidiaries (or Teekay Parent) as well as from the perspective of the lines of business. Historically, the Company’s organizational structure and internal reporting has been primarily based on the lines of business (the Line of Business approach), resulting in the Company’s segment disclosure presentation on a lines-of-business basis, without reference to the legal entities. With the establishment of the Daughter Companies and subsequent dropdown of vessels from Teekay Parent to the Daughter Companies, the Company’s organizational structure and internal reporting has gradually evolved to focus less on lines of business and more on the Daughter Companies and Teekay Parent (the Legal Entity approach). As a result of an internal re-organization that was completed in the third quarter of 2015, the primary focus of the Company’s organizational structure, internal reporting and allocation of resources by the chief operating decision maker is now the Legal Entity approach. As such, the Company has modified the presentation of its segments to incorporate the Legal Entity approach. However, the Company has continued to incorporate the Line of Business approach within its segments, as in certain cases there is more than one line of business in each Daughter Company and the Company believes this information allows a better understanding of the Company’s performance and prospects for future net cash flows. All segment information for prior periods has been retroactively adjusted to be consistent with the change in segment presentation beginning with the third quarter of 2015.

The following table includes results for the Company’s revenue and income from vessel operations by segment for the periods presented in these financial statements.

	Revenues(1)			Income (Loss) from Vessel Operations(2)
	Year Ended			Year Ended
	December 31,			December 31,
	2015	2014	2013	2015	2014	2013
Teekay Offshore
Offshore Logistics	667,629	631,455	611,035	108,119	146,756	40,127
Offshore Production	531,554	354,518	284,932	165,152	95,991	48,170
Conventional Tankers	30,230	33,566	55,010	10,128	13,471	10,594

	1,229,413	1,019,539	950,977	283,399	256,218	98,891

Teekay LNG
Liquefied Gas Carriers	305,056	307,426	285,694	151,200	156,868	144,430
Conventional Tankers	92,935	95,502	113,582	30,172	26,955	31,926

	397,991	402,928	399,276	181,372	183,823	176,356

Teekay Tankers(3)
Conventional Tankers	504,347	235,593	170,087	184,083	58,271	3,411

Teekay Parent
Offshore Production	277,842	259,945	282,687	(40,227)	(78,804)	(67,486)
Conventional Tankers	65,777	94,376	83,520	4,984	(12,407)	(158,091)
Other	75,547	95,791	73,801	5,015	17,488	12,365

	419,166	450,112	440,008	(30,228)	(73,723)	(213,212)

Eliminations and other	(100,535)	(114,252)	(130,263)	6,506	2,570	(2,700)

	2,450,382	1,993,920	1,830,085	625,132	427,159	62,746

(1)

Certain vessels are chartered between the Daughter Companies and Teekay Parent. The amounts in the table below represent revenue earned by each segment from other segments within the group. Such intersegment revenue for the year ended 2015, 2014 and 2013 is as follows:

	Year Ended
	December 31,
	2015	2014	2013
Teekay Offshore - Offshore Logistics	38,734	34,603	37,876
Teekay Offshore - Conventional Tankers	29,259	32,411	44,269
Teekay LNG - Liquefied Gas Carriers	35,887	37,596	34,573
Teekay Tankers - Conventional Tankers	1,380	13,707	13,545
Teekay Parent - Conventional Tankers	3,080	—	—

	108,340	118,317	130,263

(2)	Includes direct general and administrative expenses and indirect general and administrative expenses (allocated to each segment based on estimated use of corporate resources).
(3)	Financial information for Teekay Tankers includes operations of the SPT Explorer and Navigator Spirit from December 18, 2015, the date Teekay Tankers acquired the vessels from Teekay Offshore.

The following table presents revenues and percentage of consolidated revenues for customers that accounted for more than 10% of the Company’s consolidated revenues during the periods presented. All of these customers are international oil companies.

	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,
(U.S. dollars in millions)	2015	2014	2013
BG Group(1)	$263.4 or 11%	(5)	(5)
Petroleo Brasileiro SA (2)	$231.8 or 10%	$248.2 or 12%	$244.3 or 13%
Statoil ASA (3)	(5)	$239.8 or 12%	$250.5 or 14%
BP PLC (4)	(5)	(5)	$182.5 or 10%

(1)	Teekay Offshore - Offshore Logistics and Offshore Production. In February 2016, Royal Dutch Shell Plc acquired BG Group Plc.
(2)	Teekay Offshore - Offshore Logistics and Offshore Production, Teekay Tankers - Conventional Tankers and Teekay Parent – Conventional Tankers
(3)	Teekay Offshore - Offshore Logistics, Teekay Tankers - Conventional Tankers, Teekay Parent – Offshore Production and Teekay Parent – Conventional Tankers
(4)	Teekay Offshore - Offshore Logistics, Teekay LNG - Liquefied Gas, Teekay Parent – Offshore Production and Teekay Parent – Conventional Tankers
(5)	Less than 10%

The following table includes other income statement items by segment for the periods presented in these financial statements.

	Depreciation and Amortization			Asset Impairment and Loan Loss (Provisions) Recoveries			Equity Income (Loss)
	Year Ended			Year Ended			Year Ended
	December 31,			December 31,			December 31,
	2015	2014	2013	2015	2014	2013	2015	2014	2013
Teekay Offshore
Offshore Logistics	(130,102)	(118,968)	(126,091)	(67,744)	(4,759)	(76,782)	—	—	—
Offshore Production	(137,914)	(72,905)	(66,404)	—	—	—	7,672	10,341	6,731
Conventional Tankers	(6,583)	(6,680)	(7,747)	(3,897)	—	(18,164)	—	—	—

	(274,599)	(198,553)	(200,242)	(71,641)	(4,759)	(94,946)	7,672	10,341	6,731

Teekay LNG
Liquefied Gas Carriers	(71,323)	(71,711)	(71,485)	—	—	—	84,171	115,478	123,282
Conventional Tankers	(20,930)	(22,416)	(26,399)	—	—	—	—	—	—

	(92,253)	(94,127)	(97,884)	—	—	—	84,171	115,478	123,282

Teekay Tankers(1)
Conventional Tankers	(71,429)	(50,152)	(47,833)	—	—	—	14,411	5,228	854

Teekay Parent
Offshore Production	(69,508)	(78,630)	(77,551)	—	2,521	(2,634)	(12,196)	(1,357)	4,649
Conventional Tankers	(2,852)	(2,216)	(9,882)	—	—	(92,699)	16,712	3,052	1,291
Other	451	774	2,306	—	—	21,926	(1,101)	(2,546)	(269)

	(71,909)	(80,072)	(85,127)	—	2,521	(73,407)	3,415	(851)	5,671

Other	690	—	—	—	—	—	(6,798)	(2,082)	—

	(509,500)	(422,904)	(431,086)	(71,641)	(2,238)	(168,353)	102,871	128,114	136,538

(1)	Financial information for Teekay Tankers includes operations of the SPT Explorer and Navigator Spirit from December 18, 2015, the date Teekay Tankers acquired the vessels from Teekay Offshore.

A reconciliation of total segment assets to total assets presented in the accompanying consolidated balance sheets is as follows:

	December 31, 2015 $	December 31, 2014 $

Teekay Offshore - Offshore Logistics	2,591,489	2,186,789
Teekay Offshore - Offshore Production	2,717,193	1,261,569
Teekay Offshore - Conventional Tankers	63,900	150,044
Teekay LNG - Liquefied Gas Carriers	3,550,396	3,379,279
Teekay LNG - Conventional Tankers	360,527	381,175
Teekay Tankers - Conventional Tankers	2,073,059	1,000,864
Teekay Parent - Offshore Production	710,533	2,138,445
Teekay Parent - Conventional Tankers	142,236	138,504
Teekay Parent - Other	17,256	31,328
Cash and cash equivalents	678,392	806,904
Other assets not allocated	301,586	394,341
Eliminations	(145,319)	(89,552)

Consolidated total assets	13,061,248	11,779,690

The following table includes capital expenditures by segment for the periods presented in these financial statements.

	December 31, 2015 $	December 31, 2014 $

Teekay Offshore - Offshore Logistics	552,219	154,896
Teekay Offshore - Offshore Production	120,160	17,022
Teekay Offshore - Conventional Tankers	97	251
Teekay LNG - Liquefied Gas Carriers	191,642	193,669
Teekay LNG - Conventional Tankers	327	586
Teekay Tankers - Conventional Tankers	848,250	2,063
Teekay Parent - Offshore Production	57,778	671,277
Teekay Parent - Conventional Tankers	92	(44)
Teekay Parent - Other	199	13

	1,770,764	1,039,733